Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Client Relationships	Contract Backlog	Software and other	Total
	$	$	$	$
Cost
December 31, 2022	471.9	48.6	90.2	610.7
Additions	—	—	13.7	13.7
Additions arising on acquisitions	25.2	12.4	—	37.6
Removal of fully amortized assets	(25.4)	(47.8)	(39.4)	(112.6)
Impact of foreign exchange	(7.6)	(0.8)	(0.5)	(8.9)
December 31, 2023	464.1	12.4	64.0	540.5
Additions	—	—	84.4	84.4
Additions arising on acquisitions	137.7	45.8	0.3	183.8
Removal of fully amortized assets	(30.9)	(13.4)	(24.5)	(68.8)
Impact of foreign exchange	31.3	2.0	0.3	33.6
December 31, 2024	602.2	46.8	124.5	773.5
Accumulated amortization
December 31, 2022	215.6	31.4	43.3	290.3
Amortization	46.3	21.3	34.4	102.0
Removal of fully amortized assets	(25.4)	(47.8)	(39.4)	(112.6)
Impact of foreign exchange	(3.8)	(0.8)	(0.3)	(4.9)
December 31, 2023	232.7	4.1	38.0	274.8
Amortization	58.5	31.1	34.2	123.8
Removal of fully amortized assets	(30.9)	(13.4)	(24.5)	(68.8)
Impact of foreign exchange	15.7	1.1	(0.1)	16.7
December 31, 2024	276.0	22.9	47.6	346.5
Net book value
December 31, 2023	231.4	8.3	26.0	265.7
December 31, 2024	326.2	23.9	76.9	427.0

During 2024, the Company concluded that there were no indicators of impairment related to intangible assets.
The net book value of software acquired through software financing obligations is $41.5 (2023 - $15.4).